COMMITMENTS AND CONTINGENCIES - NUCLEAR FUEL DISPOSAL (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Apr. 18, 2016	Sep. 30, 2016	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Nuclear Fuel Disposal [Line Items]
Increase (Decrease) in Regulatory Assets and Liabilities				$ 3	$ 4	$ (8)
Increase (Decrease) in Balancing Account, Utility				(198)	(586)	317
San Diego Gas and Electric Company [Member]
Nuclear Fuel Disposal [Line Items]
Increase (Decrease) in Balancing Account, Utility				$ (35)	$ (474)	$ 208
Total Ownership [Member] | San Diego Gas and Electric Company [Member]
Nuclear Fuel Disposal [Line Items]
Loss Contingency, Damages Awarded, Value	$ 162
Damages sought		$ 56
San Onofre Nuclear Generating Station (SONGS) [Member] | San Diego Gas and Electric Company [Member]
Nuclear Fuel Disposal [Line Items]
Loss Contingency, Damages Awarded, Value			$ 32
Damages sought		$ 11
Increase (Decrease) in Regulatory Assets and Liabilities			(23)
Increase (Decrease) in Balancing Account, Utility			(8)
Increase Decrease In Operation And Maintenance Cost Balancing Account			$ (1)